Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	6 Months Ended				12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Earnings Per Share Basic And Diluted Abstract
Income (loss) from continuing operations (in Dollars)	$ (209,487)		$ 798,279		$ 1,477,806	$ 702,604	$ 14,022
Income (loss) from discontinued operation (in Dollars)	0		271,048
Net income (loss) (in Dollars)	$ (209,487)		$ 1,069,327		$ 764,919	$ 1,548,347	$ 996,157
Weighted average common shares outstanding — basic (in Shares)	564,099	[1]	400,000	[1]	10,597,527	10,000,000	10,000,000
Effect of dilutive securities (in Shares)	3,548		0
Weighted average common shares outstanding — diluted (in Shares)	567,647	[1]	400,000	[1]	10,597,527	10,000,000	10,000,000
Continuing operations	$ (0.37)	[1]	$ 2	[1]	$ 0.14	$ 0.07	$ 0
Discontinued operations	0		0.68
Total basic net income (loss) per share	(0.37)		2.68		0.07	0.15	0.1
Continuing operations	(0.37)	[1]	2	[1]	0.14	0.07	0
Discontinued operations	0		0.68
Total diluted net income (loss) per share	$ (0.37)		$ 2.68		$ 0.07	$ 0.15	$ 0.1

[1]	After giving effect to the reverse stock split effected on March 16,2026.